Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges
Restructuring Charges

Note 8. Restructuring Charges

        The Company incurred restructuring charges of $8.2 million ($5.0 million, net of tax), $11.4 million ($7.0 million, net of tax) and $26.7 million ($16.4 million, net of tax) for the years ended December 31, 2011, 2010 and 2009, respectively. Restructuring charges were comprised of the following:

	Year Ended Dec. 31,
(In thousands)	2011	2010	2009
TruGreen reorganization and restructuring(1)	$1,115	$6,922	$8,717
Information technology outsourcing(2)	—	—	9,861
Terminix branch optimization(3)	3,560	2,352	3,219
Centers of excellence initiative(4)	3,416	—	—
Merger related charges(5)	—	1,208	2,321
Other(6)	71	966	2,564

Total restructuring charges	$8,162	$11,448	$26,682

(1)
Represents restructuring charges related to a reorganization of field leadership and a restructuring of branch operations. For the year ended December 31, 2011 these charges included severance and lease termination costs of $0.8 million and $0.3 million, respectively. For the years ended December 31, 2010 and 2009, these charges included consulting fees of $4.7 million and $6.3 million, respectively and severance, lease termination and other costs of $2.2 million and $2.4 million, respectively.

(2)
On December 11, 2008, the Company entered into an agreement with IBM pursuant to which IBM provides information technology operations and applications development services to the Company. These services were phased in during the first half of 2009. For the year ended December 31, 2009, these charges included transition fees paid to IBM of $7.6 million, employee retention and severance costs of $1.3 million and consulting and other costs of $1.0 million.

(3)
Represents restructuring charges related to a branch optimization project. For the year ended December 31, 2011, these charges included severance and lease termination costs of $0.1 million and $3.5 million, respectively. For the year ended December 31, 2010, these charges were comprised of lease termination costs. For the year ended December 31, 2009, these charges included lease termination costs of $2.9 million and severance costs of $0.3 million.

(4)
Represents restructuring charges related to an initiative to enhance capabilities and reduce costs in our centers of excellence. For the year ended December 31, 2011, these charges included consulting and severance costs of $1.5 million and $1.9 million, respectively.

(5)
Included severance, retention, legal fees and other costs associated with the Merger.

(6)
For the year ended December 31, 2011, these charges included reserve adjustments. For the year ended December 31, 2010, these charges included reserve adjustments of $0.6 million and severance and retention of $0.4 million. For the year ended December 31, 2009 these charges related to previous restructuring initiatives and included adjustments to lease termination reserves of $0.3 million, employee retention and severance costs of $0.6 million and consulting and other costs of $1.7 million.

        The pretax charges discussed above are reported in the "Restructuring charges" line in the Consolidated Statements of Operations.

        A reconciliation of the beginning and ending balances of accrued restructuring charges, which are included in Accrued Liabilities—Other on the Consolidated Statements of Financial Position, is presented as follows:

(In thousands)	Accrued Restructuring Charges
Balance as of December 31, 2009	$7,437
Costs incurred	11,448
Costs paid or otherwise settled	(15,343)

Balance as of December 31, 2010	3,542
Costs incurred	8,162
Costs paid or otherwise settled	(7,814)

Balance as of December 31, 2011	$3,890